OTHER COMPREHENSIVE INCOME (LOSS) - COMPONENTS AND CHANGES IN ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components of other comprehensive loss
Balance at the beginning of the period			$ 177	$ 728	$ 728	$ 1,415	$ 1,247
Amounts reclassified from accumulated other comprehensive loss, gross					11	10
Tax benefit (expense)					1
Other comprehensive income (loss), net of tax	$ 4	$ (26)	111	(75)	(22)	(82)	(111)
Balance at the end of the period	1,016	250	1,016	250	177	728	1,415
Total
Components of other comprehensive loss
Balance at the beginning of the period			(423)	(401)	(401)	(319)
Adjustments related to other entities under common control			29	3
Tax expense			(3)
Other comprehensive (loss) income before reclassifications, gross			71	(85)	(18)	(90)
Tax benefit (expense)			3	(2)	(7)	(3)
Amounts reclassified from accumulated other comprehensive loss, gross			11	8	11	10
Tax benefit (expense)				1	1
Other comprehensive income (loss), net of tax			111	(75)	(22)	(82)
Balance at the end of the period	(312)	(476)	(312)	(476)	(423)	(401)	(319)
Foreign currency translation adjustment
Components of other comprehensive loss
Balance at the beginning of the period			(112)	(144)	(144)	(73)
Adjustments related to other entities under common control			5	2
Other comprehensive (loss) income before reclassifications, gross			68	(92)	35	(69)
Tax benefit (expense)			2	(1)
Other comprehensive income (loss), net of tax			75	(91)	32	(71)
Balance at the end of the period	(37)	(235)	(37)	(235)	(112)	(144)	(73)
Foreign currency translation adjustment, tax			2	1	0	0	0
Pension and other postretirement benefits adjustments
Components of other comprehensive loss
Balance at the beginning of the period			(306)	(252)	(252)	(242)
Adjustments related to other entities under common control			24	1
Tax expense			(3)
Other comprehensive (loss) income before reclassifications, gross			3	7	(53)	(20)
Tax benefit (expense)			1	(1)	(7)	(3)
Amounts reclassified from accumulated other comprehensive loss, gross	4	3	11	8	11	10
Tax benefit (expense)				1	1
Other comprehensive income (loss), net of tax			36	16	(54)	(10)
Balance at the end of the period	(270)	(236)	(270)	(236)	(306)	(252)	(242)
Pension and other postretirement benefits adjustments, tax			54	60	56	60	64
Other comprehensive income of unconsolidated affiliates
Components of other comprehensive loss
Balance at the beginning of the period			(5)	(5)	(5)	(4)
Other comprehensive (loss) income before reclassifications, gross						(1)
Other comprehensive income (loss), net of tax						(1)
Balance at the end of the period	(5)	(5)	(5)	(5)	(5)	(5)	(4)
Accumulated other comprehensive loss
Components of other comprehensive loss
Balance at the beginning of the period			(423)	(401)	(401)	(319)	(208)
Adjustments related to other entities under common control			29	3
Tax expense			(3)
Other comprehensive (loss) income before reclassifications, gross			71	(85)	(18)	(90)
Tax benefit (expense)			3	(2)	(7)	(3)
Amounts reclassified from accumulated other comprehensive loss, gross			11	8	11	10
Tax benefit (expense)				1	1
Other comprehensive income (loss), net of tax			111	(75)	(22)	(82)	(111)
Balance at the end of the period	$ (312)	$ (476)	$ (312)	$ (476)	$ (423)	$ (401)	$ (319)